Marketable securities - Marketable Securities Held (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2017
Gain (Loss) on Investments [Line Items]
Total marketable securities	$ 57
Seadrill Partners - Common units
Gain (Loss) on Investments [Line Items]
Total marketable securities	45
Archer
Gain (Loss) on Investments [Line Items]
Total marketable securities	$ 12		$ 0
Predecessor
Gain (Loss) on Investments [Line Items]
Total marketable securities		$ 124
Predecessor | Seadrill Partners - Common units
Gain (Loss) on Investments [Line Items]
Total marketable securities		96
Predecessor | Archer
Gain (Loss) on Investments [Line Items]
Total marketable securities		$ 28